Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

16. Intangible assets

Balances and changes in intangible assets are as follows:

	Weighted average useful life (years)	Balance on 12/31/2020	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Reclassification to assets held for sale (ii)	Balance on 12/31/2021
Cost:
Goodwill (a)		1,525,088	-	-	-	-	-	(706,992)	818,096
Software (b)	4	1,395,046	284,311	-	372	(19,826)	1,808	(514,731)	1,146,980
Technology (c)		32,617	-	-	-	-	-	(32,617)	-
Distribution rights	12	133,599	-	-	-	-	-	(19,006)	114,593
Brands (d)		136,962	-	-	-	-	4,759	(72,523)	69,198
Trademark rights (d)	39	114,792	-	-	-	-	-	-	114,792
Others (e)	10	50,698	1,678	-	-	-	(76)	(51,879)	421
Decarbonization credits (f)		-	176,837	-	-	(176,837)	-	-	-
		3,388,802	462,826	-	372	(196,663)	6,491	(1,397,748)	2,264,080
Accumulated amortization:
Software		(825,024)	-	(206,025)	(203)	19,329	(1,566)	334,087	(679,402)
Technology		(32,616)	-	-	-	-	-	32,616	-
Distribution rights		(113,326)	-	(3,093)	-	-	-	15,392	(101,027)
Trademark rights		(9,056)	-	(2,937)	-	-	-	-	(11,993)
Others		(32,845)	-	(167)	-	-	(2)	32,612	(402)
		(1,012,867)	-	(212,222)	(203)	19,329	(1,568)	414,707	(792,824)
Provision for losses and impairment:
Goodwill (a)		(593,280)	(68,273)	-	-	-	-	661,553	-
Distribution rights		-	(76,218)	-	-	-	-	76,218	-
		(593,280)	(144,491)	-	-	-	-	737,771	-
Net amount		1,782,655	318,335	(212,222)	169	(177,334)	4,923	(245,270)	1,471,256

(i) Refers to amounts transferred from PP&E.

(ii) For further information, see Note 3.c.1.

	Weighted average useful life (years)	Balance on 12/31/2019	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2020
Cost:
Goodwill (a)		1,525,088	-	-	-	-	-	1,525,088
Software (b)	4	1,210,529	184,027	-	993	(6,633)	6,130	1,395,046
Technology (c)		32,617	-	-	-	-	-	32,617
Commercial property rights		7,934	-	-	-	(7,934)	-	-
Distribution rights	10	133,599	-	-	-	-	-	133,599
Brands (d)		122,504	-	-	-	-	14,458	136,962
Trademark rights (d)	39	114,792	-	-	-	-	-	114,792
Others (e)	10	44,900	1,040	-	-	-	4,758	50,698
Decarbonization credits (f)		-	125,345	-	(1,058)	(124,287)	-	-
		3,191,963	310,412	-	(65)	(138,854)	25,346	3,388,802
Accumulated amortization:
Software		(648,861)	-	(175,144)	-	3,375	(4,394)	(825,024)
Technology		(32,616)	-	-	-	-	-	(32,616)
Commercial property rights		(6,384)	-	(85)	-	6,469	-	-
Distribution rights		(108,932)	-	(4,394)	-	-	-	(113,326)
Trademark rights		(6,119)	-	(2,937)	-	-	-	(9,056)
Others		(32,713)	-	(121)	-	-	(11)	(32,845)
		(835,625)	-	(182,681)	-	9,844	(4,405)	(1,012,867)
Provision for losses and impairment:
Goodwill (a)		(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		(465)	-	-	-	465	-	-
		(593,745)	-	-	-	465	-	(593,280)
Net amount		1,762,593	310,412	(182,681)	(65)	(128,545)	20,941	1,782,655

(i) Refers to amounts transferred to property, plant and equipment and prepaid expenses.

	Weighted average useful life (years)	Balance on 12/31/2018	Adoption IFRS 16	Additions	Amortization	Transfer (i)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Oxiteno Andina (*)	Balance on 12/31/2019
Cost:
Goodwill (a)	-	1,525,088	-	-	-	-	-	-	-	1,525,088
Software (b)	3	1,062,486	-	145,004	-	2,553	(784)	1,551	(281)	1,210,529
Technology (c)	5	32,617	-	-	-	-	-	-	-	32,617
Commercial property rights	10	64,032	(56,114)	3,820	-	(1,401)	(2,403)	-	-	7,934
Distribution rights	6	142,989	-	1,505	-	(10,895)	-	-	-	133,599
Brands (d)	-	120,571	-	-	-	-	-	1,933	-	122,504
Trademark rights (d)	35	114,792	-	-	-	-	-	-	-	114,792
Others (e)	10	43,281	-	1,668	-	(355)	-	306	-	44,900
		3,105,856	(56,114)	151,997	-	(10,098)	(3,187)	3,790	(281)	3,191,963
Accumulated amortization:
Software		(537,438)	-	-	(110,088)	13	(611)	(998)	261	(648,861)
Technology		(32,613)	-	-	(3)	-	-	-	-	(32,616)
Commercial property rights		(23,931)	16,186	-	(848)	(669)	2,878	-	-	(6,384)
Distribution rights		(106,597)	-	-	(6,511)	4,176	-	-	-	(108,932)
Trademark rights		(3,182)	-	-	(2,937)	-	-	-	-	(6,119)
Others		(32,740)	-	-	(105)	136	-	(4)	-	(32,713)
		(736,501)	16,186	-	(120,492)	3,656	2,267	(1,002)	261	(835,625)
Provision for losses and impairment:
Goodwill (a)		-	-	(593,280)	-	-	-	-	-	(593,280)
Commercial property rights		-	-	(465)	-	-	-	-	-	(465)
		-	-	(593,745)	-	-	-	-	-	(593,745)
Net amount		2,369,355	(39,928)	(441,748)	(120,492)	(6,442)	(920)	2,788	(20)	1,762,593

(i) Refers to amounts transferred to PP&E and right-of-use assets.

(*) Refers to the asset write-offs of Oxiteno Andina.

a. Goodwill

The balance of the goodwill is tested annually for impairment and is represented by the following acquisitions:

	Segment	12/31/2021	12/31/2020
Goodwill on the acquisition of:
Extrafarma	Extrafarma	661,553	661,553
Extrafarma – impairment (i)	Extrafarma	(661,553)	(593,280)
Extrafarma – net	Extrafarma	-	68,273
Ipiranga (ii)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Iconic (CBLSA)	Ipiranga	69,807	69,807
Oxiteno Uruguay (iii)	Oxiteno	-	44,856
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
TEAS	Ultracargo	797	797
Others (iii)	Oxiteno	-	583
		818,096	931,808

(i) For further information, see Note 3.a.

(ii) Including R$ 246,163 presented as goodwill at parent Company Ultrapar.

(iii) For further information about reclassification, see Note 3.c.1.

On December 31, 2021, the Company tested the balances of goodwill shown in the table above for impairment. The determination of value in use involves assumptions, judgments, and estimates of cash flows, such as growth rates of revenues, costs and expenses, estimates of investments and working capital, and discount rates. The assumptions about growth projections and future cash flows are based on the Company’s business plan of its operating segments, as well as comparable market data, and represent management’s best estimate of the economic conditions that will exist over the economic life of the various CGUs, to which goodwill is related. The key-assumptions used by the Company to calculate the value in use are described below:

Period of evaluation: the evaluation of the value in use is calculated for a period of five years, after which the Company calculated the perpetuity, considering the possibility of carrying the business on indefinitely.

Discount and real growth rates: on December 31, 2021, the discount and real growth rates used to extrapolate the projections ranged from 9.4% to 10.5% and from 0% to 1% p.a., respectively, depending on the CGU analyzed.

Revenue from sales and services, costs and expenses, and gross margin considers the budget prepared for 2022 and the long-term strategic plan prepared by management and approved by the Board of Directors.

b. Software

Includes user licenses and costs for the implementation of the various systems used by the Company and its subsidiaries: integrated management and control, financial management, foreign trade, industrial automation, operational and storage management, accounting information, and other systems. Also include expenses related to software in progress in the amount of R$ 27,672 on December 31, 2021 (R$ 13,684 on December 31, 2020 and R$ 16,657 on December 31, 2019).

c. Technology

The subsidiaries Oxiteno S.A. and Oleoquímica recognize as technology certain rights of use held by them. Such licenses include the production of ethylene oxide, ethylene glycols, ethanolamines, glycol ethers, ethoxylates, solvents, fatty acids from vegetable oils, fatty alcohols, and specialty chemicals, which are products that are supplied to various industries. The balance was reclassified to assets of subsidiaries held for sale. For further details, see Note 3.b.

d. Brands and trademark rights

Brands are represented by the acquisition cost of the ‘am/pm’ brand in Brazil, acquired in the business combination, and Chevron and Texaco trademark rights.

e. Other intangibles

Refers mainly to the loyalty program “Clube Extrafarma” reclassified to assets of subsidiaries held for sale. For further details, see Note 3.a.

f. Decarbonization credits

Represent the CBIOS acquired and recorded at acquisition cost. The amount in the “write-offs” column refers to CBIOS retired in the year, that had its maturity date and can not be the object of future negotiation.